Others - Sensitivity of unobservable inputs on profit or loss (Details) - Earnout liabilities - Recurring fair value - Financial liabilities at fair value through profit or loss $ in Thousands	Jun. 30, 2025 USD ($)
Favourable change | Discount rate
Financial instruments
Reasonably possible change in profit or loss	$ 6
Favourable change | Forecast annual revenue
Financial instruments
Reasonably possible change in profit or loss	12
Unfavourable change | Discount rate
Financial instruments
Reasonably possible change in profit or loss	(6)
Unfavourable change | Forecast annual revenue
Financial instruments
Reasonably possible change in profit or loss	$ (12)